INVESTMENT IN JOINT VENTURE, Summary of Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investments in joint ventures [Abstract]
Revenue	$ 100,900	$ 405,135	$ 368,380	$ 342,200
Profit after tax		7,770	10,965	(15,881)
Other comprehensive income		(950)	(207)	875
Total comprehensive income / (loss) for the year		6,820	10,758	(15,006)
Lake Ball LLC [Member]
Investments in joint ventures [Abstract]
Revenue		3,152	2,140	1,558
Profit after tax		1,124	739	589
Other comprehensive income		0	0	0
Total comprehensive income / (loss) for the year		$ 1,124	$ 739	$ 589